[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

February 24, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds

    Securities Act File No. 333-153445

    Investment Company Act File No. 811-22235

    Post-Effective Amendment No. 11

Ladies and Gentlemen:

On behalf of AQR Momentum Fund, AQR Small Cap Momentum, Fund and AQR international Momentum Fund, each a series of the AQR Funds (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 11 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around April 28, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681.

Very truly yours,

/s/ Jack D. Cohen

Jack D. Cohen

Enclosures

cc:	Brendan R. Kalb, Esq.

    Nioole DonVito, Esq.

    Rose F. DiMartino, Esq.